1933 Securities Act File No. 333-56881
                                           1940 Securities Act File No. 811-8817


                          ING LARGE COMPANY VALUE FUND

                        SUPPLEMENT DATED JANUARY 10, 2003
                         TO THE CLASSES A, B, C, M AND T
                  DOMESTIC EQUITY GROWTH, DOMESTIC EQUITY VALUE
                 AND DOMESTIC EQUITY AND INCOME FUNDS PROSPECTUS
                            DATED SEPTEMBER 23, 2002


On January 7, 2003, the Board of Trustees of ING Funds approved a proposal to reorganize the following "Disappearing Fund" into the following "Surviving Fund" (the "Reorganization"):

          DISAPPEARING FUND                                 SURVIVING FUND
          -----------------                                 --------------
     ING Large Company Value Fund                         ING MagnaCap Fund

The proposed Reorganization is subject to approval by shareholders of the Disappearing Fund. If shareholder approval is obtained, it is expected that the Reorganization would take place during the second quarter of 2003.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                          1933 Securities Act File No. 333-56881
                                           1940 Securities Act File No. 811-8817


                          ING LARGE COMPANY VALUE FUND

                        SUPPLEMENT DATED JANUARY 10, 2003
                                 TO THE CLASS Q
                  DOMESTIC EQUITY GROWTH, DOMESTIC EQUITY VALUE
                 AND DOMESTIC EQUITY AND INCOME FUNDS PROSPECTUS
                            DATED SEPTEMBER 23, 2002


On January 7, 2003, the Board of Trustees of ING Funds approved a proposal to reorganize the following "Disappearing Fund" into the following "Surviving Fund" (the "Reorganization"):

           DISAPPEARING FUND                               SURVIVING FUND
           -----------------                               --------------
     ING Large Company Value Fund                        ING MagnaCap Fund

The proposed Reorganization is subject to approval by shareholders of the Disappearing Fund. If shareholder approval is obtained, it is expected that the Reorganization would take place during the second quarter of 2003.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                          1933 Securities Act File No. 333-56881
                                           1940 Securities Act File No. 811-8817


                          ING LARGE COMPANY VALUE FUND

                        SUPPLEMENT DATED JANUARY 10, 2003
                                 TO THE CLASS I
  INTERNATIONAL EQUITY FUNDS, GLOBAL EQUITY FUND, DOMESTIC EQUITY GROWTH FUNDS,
        DOMESTIC EQUITY VALUE FUNDS, DOMESTIC EQUITY AND INCOME FUND AND
                         FIXED INCOME FUNDS PROSPECTUS
                            DATED SEPTEMBER 23, 2002


On January 7, 2003, the Board of Trustees of ING Funds approved a proposal to reorganize the following "Disappearing Fund" into the following "Surviving Fund" (the "Reorganization"):

           DISAPPEARING FUND                               SURVIVING FUND
           -----------------                               --------------
     ING Large Company Value Fund                        ING MagnaCap Fund

The proposed Reorganization is subject to approval by shareholders of the Disappearing Fund. If shareholder approval is obtained, it is expected that the Reorganization would take place during the second quarter of 2003.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE